Equity reserves and long-term incentive plan awards - disclosure of movement in RSUs liability (Details) - Restricted Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 1,658	$ 1,001
Awards vested during the year, net of cancelled/expired awards	65	1,460
Settled in cash during the year	(1,148)	(803)
Total RSU liability, end of year	575	1,658
Less: current portion of RSU liability	(408)	(1,046)
Total non-current RSU liability, end of year	$ 167	$ 612